Share capital (Tables)	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	At June 30, 2017, the following share purchase warrants were outstanding:
Number of share purchase warrants
(000’s)	Price per share C$	Expiry date
8,655	0.55	January 10, 2022
610	0.55	January 12, 2022

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The fair value per share purchase warrant was determined to be C$0.21, using the following weighted average assumptions at the time of the issuance using the Black Scholes option pricing model:

June 30, 2017
Share price at measurement date	$0.43
Risk-free interest rate	1.01%
Expected life	5 years
Annualized volatility	70%